Financial risk management: Liquidity risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Long-term debt	$ 9,891,961	$ 6,598,397
Accounts payable and accrued expenses	2,814,504	2,488,959
Three months
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	637,733	13,660
Long-term debt	158,242	114,009
Suppliers	307,068	290,689
Accounts payable and accrued expenses	1,170,318	1,383,249
Later than three months and not later than one year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	944,235	210,812
Long-term debt	280,166	239,663
Later Than One Year And Not Later Than Two Years Member
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	1,354,415	3,945,092
Long-term debt	973,931	1,512,848
Later than two years and not later than five years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	1,900,147	2,305,320
Long-term debt	$ 3,477,822	$ 5,696,815